Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income
Net earnings	$ 10,268	$ 9,177	$ 9,633
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	(355)	(3,274)	93
Reclassification adjustment for gains on securities available for sale included in net earnings	0	(729)	0
Total other comprehensive income (loss), before income taxes	(355)	(4,003)	93
Income tax (benefit) expense related to other comprehensive (loss) income:
Unrealized holding gains (losses) on securities available for sale	(354)	(1,196)	36
Reclassification adjustment for gains on securities available for sale included in net earnings	0	(284)	0
Total income tax expense (benefit) related to other comprehensive income (loss)	(354)	(1,480)	36
Total other comprehensive income (loss), net of tax	(1)	(2,523)	57
Total comprehensive income	$ 10,267	$ 6,654	$ 9,690